Impact of New Accounting Standards - Summary of Reconciliation of Operating Lease Commitments to Total Lease Liability Recognised (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Dec. 31, 2019
Disclosure of initial application of standards or interpretations [abstract]
Operating lease commitments as at 30 June 2019		$ 1,905
Add: Leases which did not meet the definition of a lease under IAS 17	[1]	686
Add: Cost of reasonably certain extension options (undiscounted)		91
Less: Components excluded from lease liability (undiscounted)		(190)
Less: Effect of discounting		(191)
Total additional lease liabilities recognised at 1 July 2019		$ 2,301	$ 2,301

[1]	[These relate to freight contracts known as continuous voyage charters (CVCs). Generally CVCs were not considered leases under IAS 17 given the supplier has the right, whether exercised or not, to substitute the named vessel. However, these rights are not considered substantial substitution rights under IFRS 16. Additionally the Group has the right to direct the use of the vessel throughout the period of use due to the ability to designate the loading port for each voyage and make changes to relevant decisions within the scope of contractual constraints. Consequently, the CVCs meet the definition of a lease under IFRS 16.]